Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)
The changes in AOCI by component, net of tax, for the years ended June 30, 2025, 2024, and 2023 were as follows ($000):

	Foreign Currency Translation Adjustment	Interest Rate Instruments	Defined Benefit Pension Plan	Total Accumulated Other Comprehensive Income (Loss)
AOCI - June 30, 2022	$(34,572)	$26,041	$6,364	$(2,167)
Other comprehensive income (loss) before reclassifications	87,927	49,372	(5,326)	131,973
Amounts reclassified from AOCI	—	(19,301)	(779)	(20,080)
Net current-period other comprehensive income (loss)	87,927	30,071	(6,105)	111,893
AOCI - June 30, 2023	$53,355	$56,112	$259	$109,726
Other comprehensive income (loss) before reclassifications	(82,318)	24,948	(6,708)	(64,077)
Amounts reclassified from AOCI	—	(45,144)	(735)	(45,880)
Net current-period other comprehensive income (loss)	(82,318)	(20,196)	(7,443)	(109,957)
AOCI - Reclass related to noncontrolling interests	2,871	—	—	2,871
AOCI - June 30, 2024	$(26,092)	$35,916	$(7,184)	$2,640
Other comprehensive income (loss) before reclassifications	409,069	499	(6,064)	403,505
Amounts reclassified from AOCI	—	(32,397)	(287)	(32,685)
Net current-period other comprehensive income (loss)	409,069	(31,898)	(6,351)	370,820
AOCI - Reclass related to noncontrolling interests	(1,423)	—	—	(1,423)
AOCI - June 30, 2025	$381,554	$4,018	$(13,535)	$372,037
The Company uses a portfolio approach to release the income tax effects in AOCI related to interest rate instruments and pension and postretirement benefits. Under this approach, the income tax effects are released from AOCI based on the pre-tax adjustments to interest rate instruments and pension liabilities or assets recognized within AOCI. Any tax effects remaining in AOCI are released only when the entire portfolio of the interest rate instruments or pension and postretirement benefits is liquidated, sold or extinguished.